NOTES PAYABLE (Details 7) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Principal	$ 4,650,000
Accretion expense (Note 8)	1,162,500	$ 0	$ 134,251	$ 3,266,918	$ 1,937,308
Interest	(198,117)	$ (13,283)	$ (36,702)	(255,833)	(1,294,005)
Loan Balance	$ 6,010,617			$ 0	$ 51,479